STOCK-BASED COMPENSATION - Narrative (Details) $ in Thousands				12 Months Ended
	Jun. 21, 2021 shares	Jun. 17, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recapitalization exchange ratio			0.233
Common stock outstanding (shares)	125,753,000
Options outstanding (shares)			18,093,000	14,749,000	18,093,000
Stock-based compensation expense | $				$ 4,455	$ 3,519	$ 5,884
Total unrecognized compensation expense, option | $				5,900
The total intrinsic value of stock options exercised | $				$ 17,600	$ 19,600	$ 1,200
Class B common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock outstanding (shares)	16,130,000		18,977,000	16,130,000	18,977,000
2011 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Aggregate number of authorized shares		16,700,000
Maximum annual increase in number of shares of common stock issued and outstanding		5.00%
Cash Electing Share
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recapitalization exchange ratio	0.233
Stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Remaining average period cost expected to be recognized over				1 year 7 months 6 days
Stock options | 2011 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Maximum term				10 years
Stock options | 2011 Plan | Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period				3 years
Stock options | 2011 Plan | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period				4 years
Mr. Pascal
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense | $				$ 1,100
Founder Group | Founder Group | Class B common stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock outstanding (shares)	16,100,000
Voting percent	74.60%
Options outstanding (shares)	2,200,000